Loss Before Income Tax - Additional Information (Detail) - USD ($)		12 Months Ended
	Aug. 13, 2020	Dec. 31, 2021	Dec. 31, 2020
Loss Before Income Tax [Line Items]
Other non-operating income		$ 1,076,189	$ 587,736
Government grants for research and development expenditures			$ 165,699
Australia
Loss Before Income Tax [Line Items]
Government grants for research and development expenditures	$ 165,699